Common Shares (Details Narrative) $ / shares in Units, $ in Millions	Sep. 30, 2024 USD ($) $ / shares shares
Common Shares
[custom:June2024PrivatePlacementGrossProceeds-0]	$ 15.0
[custom:June2024PrivatePlacementSharesIssued-0] | shares	4,285,715
[custom:June2024PrivatePlacementPricePerShare-0] | $ / shares	$ 3.50
[custom:June2024PrivatePlacementCosts-0]	$ 0.8
[custom:July2024PrivatePlacementGrossProceeds-0]	$ 36.0
[custom:July2024PrivatePlacementSharesIssued-0] | shares	8,780,488
[custom:July2024PrivatePlacementPricePerShare-0] | $ / shares	$ 4.10
[custom:July2024PrivatePlacementNetProceeds-0]	$ 34.6